Securities (Summary of Securities Net Realized Gains (Losses)) (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Debt securities [member] | Debt securities at fair value through other comprehensive income [member]
Disclosure of financial assets [table]
Net realized gains (losses)	$ 6	$ (1)